Borrowings (Details) - Schedule of Right-of-Use Liabilities - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Borrowings (Details) - Schedule of Right-of-Use Liabilities [Line Items]
Total	S/ 42,562	S/ 59,085
AENZA S.A.A. [Member]
Borrowings (Details) - Schedule of Right-of-Use Liabilities [Line Items]
Interest Rate	9.67%
Date of maturity	2027 years
Total	S/ 32,234	41,456
Unna Energia S.A. [Member]
Borrowings (Details) - Schedule of Right-of-Use Liabilities [Line Items]
Date of maturity	2024 years
Total	S/ 7,198	11,640
Unna Transporte S.A.C. [Member]
Borrowings (Details) - Schedule of Right-of-Use Liabilities [Line Items]
Date of maturity	2025 years
Total	S/ 2,227	4,960
Other Minors [Member]
Borrowings (Details) - Schedule of Right-of-Use Liabilities [Line Items]
Total	S/ 903	S/ 1,029
Bottom of Range [Member] | Unna Energia S.A. [Member]
Borrowings (Details) - Schedule of Right-of-Use Liabilities [Line Items]
Interest Rate	7.10%
Bottom of Range [Member] | Unna Transporte S.A.C. [Member]
Borrowings (Details) - Schedule of Right-of-Use Liabilities [Line Items]
Interest Rate	5.40%
Bottom of Range [Member] | Other Minors [Member]
Borrowings (Details) - Schedule of Right-of-Use Liabilities [Line Items]
Interest Rate	4.50%
Date of maturity	2024 years
Top of Range [Member] | Unna Energia S.A. [Member]
Borrowings (Details) - Schedule of Right-of-Use Liabilities [Line Items]
Interest Rate	19.60%
Top of Range [Member] | Unna Transporte S.A.C. [Member]
Borrowings (Details) - Schedule of Right-of-Use Liabilities [Line Items]
Interest Rate	11.72%
Top of Range [Member] | Other Minors [Member]
Borrowings (Details) - Schedule of Right-of-Use Liabilities [Line Items]
Interest Rate	22.66%
Date of maturity	2037 years